Property, plant and equipment Disclosure NBV of Tangible Assets and Right of use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure NBV Tangible and Right of use Assets [Table Text Block]	12) Property, plant and equipment

	December 31, 2021	December 31, 2020
	€m	€m
Owned property, plant and equipment (i)	489.2	373.2
Right-of-use assets (ii)	60.2	49.0
Property, plant and equipment	549.4	422.2

Disclosure of detailed information about property, plant and equipment [text block]

	Land and buildings	Plant and equipment	Computer equipment	Total
	€m	€m	€m	€m
Cost
Balance at December 31, 2019	156.2	331.9	13.8	501.9
Acquisitions through business combinations	5.1	3.5	—	8.6
Additions	6.8	54.6	2.1	63.5
Disposals	(0.1)	(2.6)	(0.3)	(3.0)
Effect of movements in foreign exchange	(2.7)	(11.3)	(0.3)	(14.3)
Balance at December 31, 2020	165.3	376.1	15.3	556.7
Acquisitions through business combinations	30.5	45.0	0.5	76.0
Additions	14.8	62.8	3.5	81.1
Disposals	(0.1)	(5.9)	—	(6.0)
Effect of movements in foreign exchange	6.2	16.2	0.4	22.8
Balance at December 31, 2021	216.7	494.2	19.7	730.6
Accumulated depreciation and impairment
Balance at December 31, 2019	23.0	125.0	3.9	151.9
Depreciation	7.6	33.5	3.0	44.1
Disposals	—	(1.8)	(0.3)	(2.1)
Effect of movements in foreign exchange	(1.4)	(8.6)	(0.4)	(10.4)
Balance at December 31, 2020	29.2	148.1	6.2	183.5
Depreciation	8.4	35.4	3.0	46.8
Disposals	—	(4.8)	—	(4.8)
Effect of movements in foreign exchange	2.9	12.6	0.4	15.9
Balance at December 31, 2021	40.5	191.3	9.6	241.4
Net book value December 31, 2019	133.2	206.9	9.9	350.0
Net book value December 31, 2020	136.1	228.0	9.1	373.2
Balance at December 31, 2021	176.2	302.9	10.1	489.2

Asset Class of RIght of use Assets [Table Text Block]
(ii)    Right-of-use assets

	December 31, 2021	December 31, 2020
	€m	€m
Net book value
Land and Buildings	44.8	38.5
Plant and equipment and motor vehicles	15.3	10.3
Computer equipment	0.1	0.2
Right-of-use assets	60.2	49.0

Additions to right-of-use assets during the year ended December 31, 2021 were €8.1 million. A further €19.0 million of additions were acquired through business combinations.
Lease liabilities are included within loans and borrowings in Note 21. Interest on lease liabilities is presented as a finance cost in Note 10. Payments of lease liabilities are included as a financing activity within the Statement of Cash Flows.

Disclosure of depreciation and amortisation expense [text block]

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m	€m
Depreciation
Land and Buildings	10.9	10.6	10.7
Plant and equipment and motor vehicles	5.5	4.9	5.2
Computer equipment	0.2	0.2	0.2
Depreciation expense of right-of-use assets	16.6	15.7	16.1